Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 23, 2020
Document Effective Date	Jun. 23, 2020
Prospectus Date	Jun. 23, 2020
HARTFORD DISCIPLINED EQUITY HLS FUND | Class IC
Prospectus:
Trading Symbol	HLSCX